Taxes	12 Months Ended
Jun. 30, 2022
21. Taxes

21. Taxes

The Group’s income tax has been calculated on the estimated taxable profit for each year at the rates prevailing in the respective tax jurisdictions. The subsidiaries of the Group in the jurisdictions where the Group operates are required to calculate their income taxes on a separate basis; thus, they are not permitted to compensate subsidiaries’ losses against subsidiaries income.

Argentine tax reform

Due to the enactment of Law 27630 published in the Official Gazette on June 16, 2021 and effective for the years beginning on January 1, 2021, the current rates for corporate income tax are modified according to the following scale:

Accumulated net taxable profit		Will pay	More of %	On the surplus of
More of	To
-	5,000,000	-	25%	-
5,000,000	50,000,000	1,250,000	30%	5,000,000
50,000,000	Onwards	14,750,000	35%	50,000,000

The amounts provided for in the scale will be adjusted annually, as of January 1, 2022, considering the annual variation of the Consumer Price Index (CPI), corresponding to the month of October of the year prior to the adjustment, with respect to the same month. from the previous year. The amounts determined by application of the described mechanism will be applicable for the fiscal years that begin after each update.

The Argentine Tax Authority established through the resolution 5248/2022 an extraordinary payment on account of the income tax payable in 3 monthly installments, for companies that meet any of the following requirements:

(i)

The amount of the tax determined from the affidavit corresponding to the fiscal period 2021 (closing between August and December 2021) or 2022 (closing between January and July 2022), as applicable, is equal to or greater than ARS 100 million.

(ii)	The amount of the tax result that arises from the affidavit, without applying the deduction of tax losses from previous years, is equal to or greater than ARS 300 million.

The payment on account will be 25% of the base for calculating the advance if point 1 is met, or 15% of the tax result without taking into account losses from previous years if point 2 is met.

The aforementioned payment on account may not be canceled through the compensation mechanism and, furthermore, should not be taken into account when a request for reduction of advances is made.

The expiration of the first installment is in October 2022 for those of the fiscal period 2021 and April 2023 for those of the fiscal period 2022.

The companies that would be paying the extraordinary payment on account are: IRSA, PAMSA, Fibesa and Arcos, all maturing after April 2023.

Submission of income tax presentation – IRSA

Dated November 15, 2021 IRSA CP hereinafter "the taxpayer", which according to what is detailed in the Note. 4.1 has been absorbed by the Company, filed to the Argentine Tax Authority the income tax for the fiscal year ended June 30, 2021 applying the systemic and comprehensive inflation adjustment mechanism as detailed: restating tax amortizations according to articles 87 and 88; updating the computable cost of real estate acquired or built prior to July 1, 2018 and sold in this fiscal year under the terms of article 63; updating the loss of the fiscal period 2018, until the limit of the tax result of the exercise, following the methodology provided in article 25 and updating the costs of inventories as established in article 59, all articles mentioned belong to the income tax law (ordered text in 2019).

The non-application of the aforementioned mechanisms would have implied that the tax to be paid amounted to ARS 1,377, in this way the effective rate to be paid would have consumed a substantial portion of the income obtained by the taxpayer exceeding the reasonable limit of taxation, being configured in the opinion of the taxpayer and his tax and legal advisors an assumption of confiscation, an assumption that at the date of issuance of these Consolidated Financial Statements has not been validated or challenged by the Argentine Tax Authority or by higher courts. Together with the aforementioned income tax presentation, a multinote form was presented in which the application of the mechanisms was reported, arguing that the effective tax rate would represent a percentage that would exceed the reasonable limits of taxation, setting up a situation of confiscation, in violation of art. 17 of the National Constitution (according to doctrine of the judgment "Candy S.A. c/AFIP and another a/ protection action", judgment of 07/03/2009, Judgments 332:1571, and subsequent precedents).

The aforementioned legal doctrine of the national supreme court is fully applicable to the particular case of IRSA, since the application of the regulations that do not allow the application of the integral and systematic inflation adjustment would prevent, as happened in the "Candy case", recognizing the totality of the inflationary effect in its tax balance causing the company to pay taxes on fictitious income.

Notwithstanding what is detailed in the previous paragraph, and given the existing background, the taxpayer timely determined and accounted for the income tax for the fiscal year ended June 30, 2021 without considering the aforementioned adjustment mechanisms, considering that , in the opinion of their tax advisors, the Argentine Tax Authority could challenge the presentation and said challenge could be validated by higher courts because there is no uniform jurisprudence to date that irrefutably validates the taxpayer's position. In this sense, after the merger process detailed in Note 4.1, the Company's Board of Directors has reassessed, together with its tax advisors, the characteristics of the presentation, the existing background and the analysis that the taxpayer made in a timely manner, having concluded in the same sense and therefore it has decided to keep the liability accounted for, which at the closing date of these Consolidated Financial Statements with the computation of accrued interest amounts to ARS 1,743, and is disclosed in the item Income tax liabilities in the Consolidated Statements of Financial Position. As of the date of issuance of these Consolidated Financial Statements, the Company has not received any challenge or formal rejection by the Tax Authority.

The details of the provision for the Group’s income tax, is as follows:

	June 30, 2022	June 30, 2021	June 30, 2020
Current income tax	(16,508)	(1,571)	(633)
Deferred income tax	13,738	(33,969)	(15,539)
Minimum presumed income tax	-	-	(333)
Income tax from continuing operations	(2,770)	(35,540)	(16,505)

The statutory taxes rates in the countries where the Group operates for all of the years presented are:

Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Uruguay	0% - 25%
U.S.A.	0% - 40%
Bermuda / British Virgin Islands / Netherlands	0%
Israel	23% - 24%

Below is a reconciliation between income tax expense and the tax calculated applying the current tax rate, applicable in the respective countries, to profit before taxes for years ended June 30, 2022, 2021 and 2020:

	June 30, 2022	June 30, 2021	June 30, 2020
(Profit) / loss from continuing operations at tax rate applicable in the respective countries	(13,080)	3,442	(26,437)
Permanent differences:
Share of (profit) / loss of associates and joint ventures	(155)	(2,155)	2,189
Tax loss carryforwards recovery / (unrecognized tax loss carryforwards)	4,649	(3,872)	(2,055)
Inflation adjustment permanent difference	15,637	5,774	4,088
Tax rate differential	-	(24,902)	6,115
Non-taxable profit, non-deductible expenses and others	(328)	(131)	4,360
Fiscal transparency	-	(275)	372
Tax inflation adjustment	(9,493)	(13,421)	(5,137)
Income tax from continuing operations	(2,770)	(35,540)	(16,505)

Deferred tax assets and liabilities of the Group as of June 30, 2022 and 2021 will be recovered as follows:

	June 30, 2022	June 30, 2021
Deferred income tax asset to be recovered after more than 12 months	963	2,622
Deferred income tax asset to be recovered within 12 months	1,031	7,250
Deferred income tax assets	1,994	9,872

	June 30, 2022	June 30, 2021
Deferred income tax liability to be recovered after more than 12 months	(100,056)	(121,046)
Deferred income tax liability to be recovered within 12 months	(452)	(830)
Deferred income tax liability	(100,508)	(121,876)
Deferred income tax liabilities, net	(98,514)	(112,004)

The movement in the deferred income tax assets and liabilities during the years ended June 30, 2022 and 2021, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	06.30.21	Charged / (Credited) to the statements of income	Revaluation surplus reserve	06.30.22
Assets
Investment properties and Property, plant and equipment	838	(793)	-	45
Trade and other payables	1,234	279	-	1,513
Tax loss carry-forwards	382	82	-	464
Borrowings	1,765	(1,594)	-	171
Trade and other receivables	4,814	(5,008)	-	(194)
Others	839	(844)	-	(5)
Subtotal assets	9,872	(7,878)	-	1,994
Liabilities
Investment properties and Property, plant and equipment	(94,812)	5,809	(248)	(89,251)
Trade and other receivables	(5,393)	5,011	-	(382)
Investments	(4)	(27)	-	(31)
Tax inflation adjustment	(21,318)	11,106	-	(10,212)
Borrowings	3	(3)	-	-
Intangible assets	(123)	(557)	-	(680)
Others	(229)	277	-	48
Subtotal liabilities	(121,876)	21,616	(248)	(100,508)
Assets (Liabilities), net	(112,004)	13,738	(248)	(98,514)
	06.30.20	Currency translation adjustment	Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	Revaluation surplus reserve	Deconsolidation	Incorporation by business combination	06.30.21
Assets
Investment properties and Property, plant and equipment	730	121	92	-	(105)	-	838
Trade and other payables	13,096	3,995	(80)	-	(15,777)	-	1,234
Tax loss carry-forwards	21,049	3,804	(9,649)	-	(14,822)	-	382
Borrowings	379	-	1,386	-	-	-	1,765
Trade and other receivables	162	-	4,652	-	-	-	4,814
Others	3,834	856	(438)	-	(3,475)	62	839
Subtotal assets	39,250	8,776	(4,037)	-	(34,179)	62	9,872
Liabilities
Investment properties and Property, plant and equipment	(127,242)	(2,447)	(11,825)	(136)	46,838	-	(94,812)
Trade and other receivables	(2,271)	-	(3,122)	-	-	-	(5,393)
Investments	(175)	-	171	-	-	-	(4)
Tax inflation adjustment	(10,644)	-	(10,674)	-	-	-	(21,318)
Borrowings	(2,350)	(779)	154	-	2,978	-	3
Intangible assets	(5,895)	(1,934)	275	-	7,431	-	(123)
Others	2,424	(862)	(4,457)	-	2,666	-	(229)
Subtotal liabilities	(146,153)	(6,022)	(29,478)	(136)	59,913	-	(121,876)
Assets (Liabilities), net	(106,903)	2,754	(33,515)	(136)	25,734	62	(112,004)

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefits through future taxable profits is probable. Tax loss carry-forwards may have expiration dates or may be permanently available for use by the Group depending on the tax jurisdiction where the tax loss carry-forward is generated. Tax loss carry forwards in Argentina and Uruguay generally expire within 5 years.

As of June 30, 2022, the Group's recognized tax loss carry forward prescribed as follows:

Date	Total
2022	9
2023	130
2024	261
2025	441
2026	308
2027	747
Total	1,896

In order to fully realize the deferred tax asset, the respective companies of the Group will need to generate future taxable income. To this aim, a projection was made for future years when deferred assets will be deductible. Such projection is based on aspects such as the expected performance of the main macroeconomic variables affecting the business, production issues, pricing, yields and costs that make up the operational flows derived from the regular exploitation of fields and other assets of the group, the flows derived from the performance of financial assets and liabilities and the income generated by the Group’s strategy of crop rotation. Such strategy implies the purchase and/or development of fields in marginal areas or areas with a high upside potential and periodical sale of such properties that are deemed to have reached their maximum appreciation potential.

Based on the estimated and aggregate effect of all these aspects on the companies’ performance, Management estimates that as at June 30, 2022, it is probable that the Company will realize all of the deferred tax assets.

The Group did not recognize deferred income tax assets (tax loss carry forwards) of ARS 185 as of June 30, 2022 and ARS 3,056 as of June 30, 2021. Although the Management estimates that the business will generate sufficient income, pursuant to IAS 12, management has determined that, as a result of the recent loss history and the lack of verifiable and objective evidence due to the subsidiary’s results of operations history, there is sufficient uncertainty as to the generation of sufficient income to be able to offset losses within a reasonable timeframe, therefore, no deferred tax asset is recognized in relation to these losses.